Risks and Liquidity (FY) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Risks And Liquidity [Line Items]
Accumulated deficit			$ (704,757)	$ (659,235)	$ (720,137)
Sale of common stock, net of issuance costs				$ 8,742
ATM Facility
Risks And Liquidity [Line Items]
Shares issued			300,000
Proceeds from issuance of common stock, net of offering costs		$ 8,700
Issuance cost		$ 300
ATM Facility | Maximum
Risks And Liquidity [Line Items]
Sale of common stock, net of issuance costs	$ 125,000